Select U.S. Equity Fund
SELECT U.S. EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 35 and 38, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 15 of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Select U.S. Equity Fund		Class A	Class A1	Class A2	Class A3	Class C	Class C1	Class E	Class R6	Class S	Class T	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	2.50%	3.50%	3.00%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	1.00%	none	none	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Select U.S. Equity Fund		Advisory Fee	Distribution (12b-1) Fees [2]	Other Expenses [3]	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	[1]	0.30%	0.25%	0.29%	0.84%	none	0.84%
Class A1 Shares	[1]	0.30%	0.25%	0.29%	0.84%	none	0.84%
Class A2 Shares	[1]	0.30%	0.25%	0.29%	0.84%	none	0.84%
Class A3 Shares	[1]	0.30%	0.25%	0.29%	0.84%	none	0.84%
Class C Shares	[1]	0.30%	0.75%	0.54%	1.59%	none	1.59%
Class C1 Shares	[1]	0.30%	1.00%	0.29%	1.59%	none	1.59%
Class E Shares	[1]	0.30%	none	0.54%	0.84%	none	0.84%
Class R6 Shares	[1]	0.30%	none	0.14%	0.44%	(0.02%)	0.42%
Class S Shares	[1]	0.30%	none	0.29%	0.59%	none	0.59%
Class T Shares	[1]	0.30%	none	0.29%	0.59%	(0.15%)	0.44%
Class Y Shares	[1]	0.30%	none	0.09%	0.39%	none	0.39%
[1]	Until February 28, 2018, Russell Investment Management, LLC ("RIM") has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2018, Russell Investments Fund Services, LLC ("RIFUS") has contractually agreed to waive 0.15% of its transfer agency fees for Class T Shares and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. "Other Expenses" for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[2]	(including shareholder services fees of 0.25% for Class C1 Shares)
[3]	(including shareholder services fees of 0.25% for Class C and Class E Shares)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example - Select U.S. Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	656	828	1,015	1,555
Class A1 Shares	334	512	705	1,263
Class A2 Shares	433	609	801	1,353
Class A3 Shares	383	561	753	1,308
Class C Shares	162	502	867	1,891
Class C1 Shares	262	502	867	1,891
Class E Shares	86	269	467	1,039
Class R6 Shares	43	140	246	555
Class S Shares	60	190	330	740
Class T Shares	45	174	315	726
Class Y Shares	40	126	220	495

For the Share Class listed below, you would pay the following if you did not redeem your Shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Select U.S. Equity Fund | Class C1 Shares | USD ($)	162	502	867	1,891

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies but may also invest in small capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution.

Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund's investment objective by managing the Fund's overall exposures (such as volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund's desired exposures, RIM identifies baskets of stocks and determines their weights within the Fund in order to reflect those desired exposures. These baskets are generally comprised of stocks included in the Russell 1000® Index but may include or be entirely comprised of stocks not included in the Russell 1000® Index. The baskets are derived from various indexes, quantitative tools and/or rules-based processes designed to achieve desired exposures.  RIM may also invest in index futures, index put or call options or exchange traded funds as a substitute for the purchase of stocks to achieve desired exposures, in pursuit of the Fund’s investment objective or for hedging purposes.

The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Funds and you could lose money. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. The baskets of securities or instruments selected for the Fund’s portfolio may not perform as RIM expects and security or instrument selection risk may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. Exposure tilts may be ineffective and RIM’s judgments regarding perceived market risks and opportunities may be incorrect. There is no guarantee that RIM will effectively assess a Fund’s portfolio characteristics and it is possible that its judgments regarding a Fund’s risk/return profile may be incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives . Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
  Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). Prior to the date of this Prospectus, the performance of the Fund’s Class Y Shares was shown in the bar chart because the Fund’s Class S Shares did not have a full year of performance. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 6.37% (4Q/15) Lowest Quarterly Return: (6.81)% (3Q/15)
Average annual total returns for the periods ended December 31, 2016
Average Annual Total Returns - Select U.S. Equity Fund	1 Year	Since Inception
Class A
Class A1
Class A2
Class A3
Class C
Class C1
Class E
Class R6	13.41%	8.63%
Class T	13.39%	8.61%
Class Y	13.33%	8.60%
Class S	13.14%	8.45%
Class S | Return After Taxes on Distributions	12.68%	7.87%
Class S | Return After Taxes on Distributions and Sale of Fund Shares	7.78%	6.41%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	8.32%

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.